Derivative instruments and hedging activities (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2021	2020	2021	2020
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$35	$56	$50,144	$36,882
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	486	793	44,052	10,417
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(46)	(1,098)	9,575	37,999
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(1)	(1,584)	2,250	50,186
		$474	$(1,833)	$106,021	$135,484